SIGNIFICANT RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
Significant Related Party Transactions
SCHEDULE OF SIGNIFICANT DUE FROM RELATED PARTY TRANSACTIONS

Due from related parties

	2024	2023
	USD’000	USD’000
Liping Huang (CEO’s spouse)	-	500
Lei Deng (legal representative of one of the subsidiaries)	-	277
Xiaorong Yang (legal representative of one of the subsidiaries)	-	539

Total	-	1,316

SCHEDULE OF SIGNIFICANT AMOUNTS OWED TO RELATED PARTY TRANSACTIONS	Amount owed to related parties
	2024	2023
	USD’000	USD’000
Amounts owed to related parties	272	78

	272	78